Other net losses Other Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Impairment of assets	$ 235,478	$ 0
Acquisition and transition-related costs	17,442	14,507
Other	3,949	8,442
Other losses	$ 21,391	$ 22,949